Paras Madho
Director
Securities Operations

NYSE Group

Received SEC
AUG 0 5 2008
Washington, DC 20549

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

August 5, 2008

08053880

CERTNYS
001-33019

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CRH America, Inc., 8.125% Fixed Rate Guaranteed Notes due 2018 requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 2 to Form 8-A received on August 1, 2008. Tentative listing date – August 7, 2008.

Sincerely,

PROCESSED
AUG 1 3 2008
THOMSON REUTERS

END